Loans and advances to customers - By geographical location and age (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	€ 848,915	€ 790,470	€ 790,848
Gross carrying amount | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	36,280	32,573	36,133
Gross carrying amount | Loans and receivables category | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	36,280	32,573	36,133	€ 40,372
Gross carrying amount | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	36,280	32,573	36,133
Gross carrying amount | With no past due balances or less than 90 days past due | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	11,724	11,141	11,929
Gross carrying amount | 90 to 180 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	4,977	4,664	4,640
Gross carrying amount | 180 to 270 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	2,521	2,551	2,494
Gross carrying amount | 270 days to 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	2,128	2,175	2,042
Gross carrying amount | More than 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	14,930	12,042	15,028
Gross carrying amount | Spain
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	227,446	161,372	167,856
Gross carrying amount | Spain | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	18,200	13,347	17,019
Gross carrying amount | Spain | With no past due balances or less than 90 days past due | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	6,012	4,845	6,623
Gross carrying amount | Spain | 90 to 180 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	938	508	894
Gross carrying amount | Spain | 180 to 270 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	793	360	622
Gross carrying amount | Spain | 270 days to 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	814	625	551
Gross carrying amount | Spain | More than 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	9,643	7,009	8,329
Gross carrying amount | European Union (excluding Spain)
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	390,536	379,666	401,315
Gross carrying amount | European Union (excluding Spain) | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	8,747	9,224	9,675
Gross carrying amount | European Union (excluding Spain) | With no past due balances or less than 90 days past due | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	2,023	2,648	1,854
Gross carrying amount | European Union (excluding Spain) | 90 to 180 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	1,526	1,783	1,720
Gross carrying amount | European Union (excluding Spain) | 180 to 270 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	811	877	916
Gross carrying amount | European Union (excluding Spain) | 270 days to 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	558	654	791
Gross carrying amount | European Union (excluding Spain) | More than 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	3,829	3,262	4,394
Gross carrying amount | United States and Puerto Rico
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	75,777	87,318	88,737
Gross carrying amount | United States and Puerto Rico | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	2,146	1,979	1,784
Gross carrying amount | United States and Puerto Rico | With no past due balances or less than 90 days past due | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	1,221	805	1,305
Gross carrying amount | United States and Puerto Rico | 90 to 180 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	641	833	135
Gross carrying amount | United States and Puerto Rico | 180 to 270 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	42	38	58
Gross carrying amount | United States and Puerto Rico | 270 days to 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	50	61	29
Gross carrying amount | United States and Puerto Rico | More than 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	192	242	257
Gross carrying amount | Other OECD countries
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	74,463	74,157	69,519
Gross carrying amount | Other OECD countries | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	2,758	2,859	3,278
Gross carrying amount | Other OECD countries | With no past due balances or less than 90 days past due | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	1,523	1,601	721
Gross carrying amount | Other OECD countries | 90 to 180 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	563	481	894
Gross carrying amount | Other OECD countries | 180 to 270 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	166	145	232
Gross carrying amount | Other OECD countries | 270 days to 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	128	158	194
Gross carrying amount | Other OECD countries | More than 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	378	474	1,237
Gross carrying amount | Latin America (non-OECD)
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	88,302	93,207	77,519
Gross carrying amount | Latin America (non-OECD) | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	4,429	5,164	4,322
Gross carrying amount | Latin America (non-OECD) | With no past due balances or less than 90 days past due | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	945	1,242	1,418
Gross carrying amount | Latin America (non-OECD) | 90 to 180 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	1,309	1,059	995
Gross carrying amount | Latin America (non-OECD) | 180 to 270 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	709	1,131	666
Gross carrying amount | Latin America (non-OECD) | 270 days to 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	578	677	477
Gross carrying amount | Latin America (non-OECD) | More than 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	888	1,055	766
Gross carrying amount | Rest of World
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	€ 16,325	€ 19,143	12,419
Gross carrying amount | Rest of World | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers			55
Gross carrying amount | Rest of World | With no past due balances or less than 90 days past due | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers			8
Gross carrying amount | Rest of World | 90 to 180 days | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers			2
Gross carrying amount | Rest of World | More than 1 year | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers			€ 45